Note 19 - Segmented Information - Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenues	$ 5,497,500	$ 5,216,894
Cost of revenues (exclusive of depreciation and amortization shown below)	3,651,314	3,498,974
Selling, general and administrative expenses	1,310,778	1,229,541
Depreciation and amortization	185,209	165,269
Acquisition-related items (note 4)	12,121	(14,402)
Operating earnings (loss)	338,078	337,512
Other income, net	2,136	3,239
Interest expense, net	(73,702)	(82,853)
Income taxes	(75,765)	(70,124)
Income taxes	75,765	70,124
Net earnings	190,747	187,774
Total assets	4,283,713	4,194,852
Total additions to long lived assets	361,530	537,010
FirstService Residential Segment [Member]
Revenues	2,286,597	2,134,469
Cost of revenues (exclusive of depreciation and amortization shown below)	1,709,454	1,610,531
Selling, general and administrative expenses	352,142	324,650
Depreciation and amortization	46,780	37,506
Acquisition-related items (note 4)	7,800	2,576
Operating earnings (loss)	170,421	159,206
Total assets	1,015,353	1,064,696
Total additions to long lived assets	49,538	74,880
FirstService Brands Segment [Member]
Revenues	3,210,903	3,082,425
Cost of revenues (exclusive of depreciation and amortization shown below)	1,941,860	1,888,443
Selling, general and administrative expenses	915,475	854,493
Depreciation and amortization	138,339	127,672
Acquisition-related items (note 4)	1,258	(18,263)
Operating earnings (loss)	213,971	230,080
Total assets	3,258,780	3,124,584
Total additions to long lived assets	311,992	462,130
Corporate Segment [Member]
Revenues	0	0
Cost of revenues (exclusive of depreciation and amortization shown below)	0	0
Selling, general and administrative expenses	43,161	50,398
Depreciation and amortization	90	91
Acquisition-related items (note 4)	3,063	1,285
Operating earnings (loss)	338,078	337,512
Total assets	9,580	5,572
Total additions to long lived assets	$ 0	$ 0